Property, plant and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 132,818	$ 112,405
Accumulated depreciation	65,469	54,211
Net book value	67,349	58,194
Land and buildings [Member]
Cost	532	575
Accumulated depreciation	70	64
Net book value	462	511
Computer equipment and software [Member]
Cost	12,794	11,529
Accumulated depreciation	9,152	8,140
Net book value	3,642	3,389
Furniture and fixtures [Member]
Cost	6,414	4,032
Accumulated depreciation	2,408	1,913
Net book value	4,006	2,119
Machinery and equipment [Member]
Cost	96,656	80,667
Accumulated depreciation	42,439	34,219
Net book value	54,217	46,448
Leasehold improvements [Member]
Cost	16,422	15,602
Accumulated depreciation	11,400	9,875
Net book value	$ 5,022	$ 5,727